Redeemable Series A Convertible Preferred Stock	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Series A Convertible Preferred Stock
9.	Redeemable Series A Convertible Preferred Stock
As of December 31, 2020, one shareholder and certain other shareholders under common management owned approximately 49% of the outstanding preferred stock.
The Company classified the redeemable convertible preferred stock outside of stockholders’ deficit because the shares contained certain redemption features that were not solely within the control of the Company. Costs incurred in connection with the issuance of the redeemable convertible preferred stock were recorded as a reduction of the gross proceeds received.

Beneficial Conversion Feature
In 2020, the Company issued 175,884,898 shares of Redeemable Series A Convertible Preferred Stock (“Series A Preferred Stock”) with a beneficial conversion feature as the fair value of the common stock into which the preferred stock is convertible exceeded the purchase price of the preferred stock by $22.6 million on the date of issuance. The Company recognized $22.6 million of the gross proceeds received representing the beneficial conversion amount as an increase to additional paid in-capital
and a corresponding $22.6 million reduction to additional paid in-capital
for a
one-time
non-cash
deemed dividend to the Series A Preferred Stock on the date of issuance, which is the date the stock first became convertible.
Dividends
The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company (other than dividends on shares of common stock payable in shares of common stock) unless the holders of the Series A Preferred Stock then outstanding shall simultaneously receive, a dividend on each outstanding share of Series A Preferred Stock in an amount at least equal to the common stock dividend issued.
Preferential Payments to Holders of Series A Preferred Stock
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of shares of Series A Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Corporation available for distribution, before any payments to the holders of Common Stock, the greater of (i) the Series A original issue price of 0.77138 per share, subject to certain adjustments such as any stock dividends, stock splits or recapitalization with respect to the Series A Preferred Stock, plus any dividends declared but unpaid or (ii) the amount per share as would have been payable had all shares of the Series A Preferred Stock been converted into common stock immediately prior to the event. If upon any such liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series A Preferred Stock the full amount to which they shall be entitled, the holders of shares of Series A Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares of Series A Preferred Stock held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
Voting Rights
Holders of Series A Preferred Stock have the right to vote the number of shares equal to the number of whole shares of Class A Common Stock into which such preferred stock could be converted as of the record date for determining stockholders entitled to vote on such matter.
Optional Conversion
The holders of the Series A Preferred Stock shall have rights to convert each share of Series A Preferred Stock at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder, into fully paid shares of Class A Common Stock at the applicable preferred stock conversion ratio, which is currently one share of Class A Common Stock for one share of Series A Preferred Stock. The conversion ratio is subject to change upon the issuance of additional shares of common stock or change to the conversion price either higher or lower than the original issuance.